June 14, 2002



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Select Money Market Trust (the "Trust")
            Evergreen Prime Cash Management Money Market Fund (the "Fund") Post-Effective Amendment No. 22 to Registration Statement
            No. 333-37227/811-08405


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 22 to Registration Statement Nos. 333-37227/811-08405) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 10, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan